Loans (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		$ 1,492
Impaired Loans with Specific Allowance, Related Allowance		48
Impaired Loans with No Specific Allowance, Recorded Investment	8,037	9,939
Total Impaired Loans, Recorded Investment	8,037	11,431
Total Impaired Loans, Unpaid Principal Balance	7,993	11,350
Real Estate: [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		1,492
Impaired Loans with Specific Allowance, Related Allowance		48
Impaired Loans with No Specific Allowance, Recorded Investment	7,164	9,924
Total Impaired Loans, Recorded Investment	7,164	11,416
Total Impaired Loans, Unpaid Principal Balance	7,120	11,335
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		1,384
Impaired Loans with Specific Allowance, Related Allowance		41
Impaired Loans with No Specific Allowance, Recorded Investment	6,693	9,413
Total Impaired Loans, Recorded Investment	6,693	10,797
Total Impaired Loans, Unpaid Principal Balance	6,658	10,730
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		108
Impaired Loans with Specific Allowance, Related Allowance		7
Impaired Loans with No Specific Allowance, Recorded Investment	471	511
Total Impaired Loans, Recorded Investment	471	619
Total Impaired Loans, Unpaid Principal Balance	462	605
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment	873	15
Total Impaired Loans, Recorded Investment	873	15
Total Impaired Loans, Unpaid Principal Balance	$ 873	$ 15